Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of accounts receivable

	2022	2021

Customers (a)	522,117	419,532
Dividends and interest receivable on equity capital - Funds	82,545	3,593
Other (b)	28,011	52,492
(-) Expected credit losses on accounts receivable (Note 14(b))	(34,786)	(6,531)
Total	597,887	469,086

(a)Refers to receivables from management fees arising from the distribution of funds and amounts receivable related to service provision, which have an average term of 30 days. There is no concentration on the balances receivable as of December 31, 2022 and 2021.
(b)Mainly related to accounts receivable from B3.